Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Monthly Deposits of Employees, Percentage on Monthly Salary	8.33%
Time Deposits, Weighted Average Interest Rate, Maturities Year One	0.60%
Share-based Compensation Arrangement by Share-based Payment Award, Method of Measuring Cost of Award	accelerated attribution method
Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.91%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	76.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	80.00%
Restricted Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Restricted Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years